OTHER OPERATING GAINS (Tables)	12 Months Ended
Dec. 31, 2019
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS [Abstract]
GAIN ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS

(in thousands of $)	2019	2018	2017
Insurance recoveries	3,737	—	—
Other gains	628	—	—
Gain on termination of vessel leases	—	10,324	2,379
Gain (loss) on pool arrangements	(943)	(118)	2
	3,422	10,206	2,381